Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
Segment Reporting

The Company currently has three operating segments, Pharmacy Services, Retail/LTC and Health Care Benefits, as well as a Corporate/Other segment. The Company’s segments maintain separate financial information for which results of operations are evaluated on a regular basis by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company evaluates its Pharmacy Services, Retail/LTC and Health Care Benefits segments’ performance based on operating income (loss) and operating income (loss) before the effect of (i) nonrecurring charges or gains and (ii) certain intersegment activities. The chief operating decision maker does not use total assets by segment to make decisions regarding resources. Therefore the total asset disclosure by segment has not been included. See Note 1 ‘‘Significant Accounting Policies’’ for a description of the Pharmacy Services, Retail/LTC, Health Care Benefits and Corporate/Other segments and related significant accounting policies.

In 2018, 2017 and 2016, approximately 9.8%, 12.3% and 11.7%, respectively, of the Company’s consolidated revenues were from Aetna, a Pharmacy Services segment client. On November 28, 2018, the Company completed the Aetna Acquisition. Subsequent to the Aetna Acquisition, transactions with Aetna will continue to be reported within the Pharmacy Services segment, but are eliminated in the Company’s consolidated financial statements.

Effective for the first quarter of 2019, the Company will realign the composition of its segments to correspond with changes to its operating model. As a result of this realignment, the Company’s Silverscript PDP will move from the Pharmacy Services segment to the Health Care Benefits segment. In addition, the Company will move Aetna’s mail order and specialty pharmacy operations from the Health Care Benefits segment to the Pharmacy Services segment.

	Pharmacy	Retail/	Health Care	Corporate/	Intersegment	Consolidated
In millions	Services (1)(2)	LTC (2)	Benefits (2)	Other	Eliminations (2)	Totals
2018:
Revenues from customers	$134,115	$83,989	$5,504	$4	$(29,693)	$193,919
Net investment income (3)	13	—	45	602	—	660
Total revenues	134,128	83,989	5,549	606	(29,693)	194,579
Operating income (loss) (4)(5)	4,699	620	276	(805)	(769)	4,021
Depreciation and amortization	712	1,698	170	138	—	2,718
Additions to property and equipment	326	1,350	46	401	—	2,123
2017:
Revenues from customers	130,596	79,398	—	—	(25,229)	184,765
Net investment income	5	—	—	16	—	21
Total revenues(7)	130,601	79,398	—	16	(25,229)	184,786
Operating income (loss) (4)(5)(7)	4,657	6,558	—	(936)	(741)	9,538
Depreciation and amortization	712	1,651	—	116	—	2,479
Additions to property and equipment	311	1,398	—	340	—	2,049
2016:
Revenues from customers	119,963	81,100	—	—	(23,537)	177,526
Net investment income	2	—	—	18	—	20
Total revenues(7)	119,965	81,100	—	18	(23,537)	177,546
Operating income (loss) (4)(5)(6)(7)	4,570	7,437	—	(900)	(721)	10,386
Depreciation and amortization	714	1,642	—	119	—	2,475
Additions to property and equipment	295	1,732	—	252	—	2,279

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(1)
Total revenues of PSS include approximately $11.4 billion, $10.8 billion and $10.5 billion of Retail Co-Payments for 2018, 2017 and 2016, respectively. See Note 1 ‘‘Significant Accounting Policies’’ for additional information about Retail Co-Payments.

(2)
Intersegment eliminations relate to intersegment revenue generating activities that occur between PSS and RLS for 2018, 2017 and 2016. Effective November 28, 2018, intersegment eliminations also relate to intersegment revenue generating activities that occur between HCBS, PSS and/or RLS.

(3)
Corporate/Other segment net investment income for 2018 includes interest income of $536 million related to the proceeds of the $40 billion 2018 Notes. This amount is for the period prior to the close of the Aetna Acquisition, which occurred on November 28, 2018.

(4)
RLS operating income for 2018, 2017 and 2016 includes $7 million, $34 million and $281 million, respectively, of acquisition-related integration costs. The integration costs in 2018 and 2017 are related to the acquisition of Omnicare. The integration costs in 2016 are related to the acquisitions of Omnicare and the pharmacy and clinic businesses of Target. RLS operating income for 2018 and 2017 also includes goodwill impairment charges of $6.1 billion related to the LTC reporting unit and $181 million related to the RxCrossroads reporting unit, respectively. In addition, RLS operating income for 2017 and 2016 includes $215 million and $34 million, respectively, of charges associated with store rationalization and asset impairment charges in connection with planned store closures related to the Company’s enterprise streamlining initiative. RLS operating income for 2018 also includes a $43 million loss on impairment of long-lived assets primarily related to the impairment of property and equipment and an $86 million loss on the divestiture of the Company’s RxCrossroads subsidiary.

(5)
Corporate/Other segment operating loss for 2018, 2017 and 2016 includes $485 million, $40 million and $10 million, respectively, of divestiture and acquisition-related transaction and integration costs included in operating expenses in the consolidated statements of operations. The transaction and integration costs in 2018 are related to the acquisitions of Aetna and Omnicare. The transaction and integration costs in 2017 are related to the acquisitions of Aetna and Omnicare and the divestiture of RxCrossroads. The integration costs in 2016 are related to the acquisitions of Omnicare and the pharmacy and clinic businesses of Target.

(6)	PSS operating income for 2016 includes the reversal of an accrual of $88 million in connection with a legal settlement.

(7)
Amounts revised to reflect the reclassification of interest income from interest expense, net to net investment income within total revenues to conform with insurance company presentation which increased total revenues and operating income by $21 million and $20 million in 2017 and 2016, respectively.

In conjunction with the Company’s implementation of a new enterprise resource planning system in the first quarter of 2018, the Company changed the manner in which certain shared functional costs are allocated to its reportable segments.

Additionally, in connection with the Aetna Acquisition on November 28, 2018, the Company reclassified interest income from interest expense, net to net investment income within revenues to conform with insurance company presentation. Segment financial information for the years ended December 31, 2017 and 2016, have been retrospectively adjusted to reflect this change to the Company’s cost allocation methodology and net investment income presentation as shown below:

	Year Ended December 31, 2017
	Pharmacy	Retail/	Corporate/	Intersegment	Consolidated
In millions	Services	LTC	Other	Eliminations	Totals
Revenues, as previously reported	$130,596	$79,398	$—	$(25,229)	$184,765
Adjustments	5	—	16	—	21
Revenues, as adjusted	$130,601	$79,398	$16	$(25,229)	$184,786

Cost of products sold (1)	$121,746	$56,081	$—	$(24,417)	$153,410
Adjustments	53	(15)	—	—	38
Cost of products sold	$121,799	$56,066	$—	$(24,417)	$153,448

Benefit costs (1)	$2,810	$—	$—	$—	$2,810
Adjustments	—	—	—	—	—
Benefit costs	$2,810	$—	$—	$—	$2,810

Operating expenses, as previously reported	$1,285	$16,848	$966	$(71)	$19,028
Adjustments	50	(74)	(14)	—	(38)
Operating expenses, as adjusted	$1,335	$16,774	$952	$(71)	$18,990

Operating income (loss), as previously reported	$4,755	$6,469	$(966)	$(741)	$9,517
Adjustments	(98)	89	30	—	21
Operating income (loss), as adjusted	$4,657	$6,558	$(936)	$(741)	$9,538

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(1) The total of cost of products sold and benefit costs previously was reported as cost of revenues.

	Year Ended December 31, 2016
	Pharmacy	Retail/	Corporate/	Intersegment	Consolidated
In millions	Services	LTC	Other	Eliminations	Totals
Revenues, as previously reported	$119,963	$81,100	$—	$(23,537)	$177,526
Adjustments	2	—	18	—	20
Revenues, as adjusted	$119,965	$81,100	$18	$(23,537)	$177,546

Cost of products sold (1)	$111,883	$57,362	$—	$(22,755)	$146,490
Adjustments	66	(23)	—	—	43
Cost of products sold	$111,949	$57,339	$—	$(22,755)	$146,533

Benefit costs (1)	$2,179	$—	$—	$—	$2,179
Adjustments	—	—	—	—	—
Benefit costs	$2,179	$—	$—	$—	$2,179

Operating expenses, as previously reported	$1,225	$16,436	$891	$(61)	$18,491
Adjustments	42	(112)	27	—	(43)
Operating expenses, as adjusted	$1,267	$16,324	$918	$(61)	$18,448

Operating income (loss), as previously reported	$4,676	$7,302	$(891)	$(721)	$10,366
Adjustments	(106)	135	(9)	—	20
Operating income (loss), as adjusted	$4,570	$7,437	$(900)	$(721)	$10,386

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(1) The total of cost of products sold and benefit costs previously was reported as cost of revenues.